CONSOLIDATED BALANCE SHEETS	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 AUD ($)
Current assets
Cash and cash equivalents	$ 2,131,741	$ 5,487,035
Trade and other receivables	818,766	301,383
Prepayments and other assets	245,165	202,279
Total current assets	3,195,672	5,990,697
Non-current assets
Property, plant and equipment	69,333	175,284
Total non-current assets	69,333	175,284
Total assets	3,265,005	6,165,981
Current liabilities
Trade and other payables	1,005,308	945,130
Provisions	487,682	505,583
Total current liabilities	1,492,990	1,450,713
Non-current liabilities
Provisions	809	3,390
Total non-current liabilities	809	3,390
Total liabilities	1,493,799	1,454,103
Net assets	1,771,206	4,711,878
EQUITY
Contributed equity	125,498,824	122,372,662
Reserves	6,009,932	5,651,162
Accumulated losses	(129,737,550)	(123,311,946)
Total equity	$ 1,771,206	$ 4,711,878